Investment Objectives and Goals	Jun. 27, 2025
Blueprint Adaptive Growth Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Blueprint Adaptive Growth Allocation Fund (the “Fund”) seeks capital appreciation while managing risk.
HVIA Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	RISK/RETURN SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The HVIA Equity Fund (the “Fund”) seeks growth at a reasonable price.
Nia Impact Solutions Fund
Prospectus [Line Items]
Risk/Return [Heading]	Risk/Return Summary
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Nia Impact Solutions Fund (the “Fund”) seeks long-term capital appreciation by investing in companies that contribute towards advancements in the areas of diversity and inclusion, sustainability and/or social justice.